Cover	9 Months Ended
Sep. 30, 2019
Cover page.
Entity Registrant Name	Mohawk Group Holdings, Inc.
Entity Central Index Key	0001757715
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2019